[WILLKIE FARR & GALLAGHER LETTERHEAD]

March 4, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               Aberdeen Chile Fund, Inc.

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Amendment”) with respect to the proposed offering by the Fund of additional shares of common stock, par value $0.001 per share (the “Shares”) on an immediate, delayed or continuous basis in reliance on Rule 415 under the 1933 Act.  The Fund is currently registering $75,000,000 of Shares, but may increase such amount, and pay the additional registration fee in connection therewith, in a pre-effective amendment to the Registration Statement.

In accordance with Rule 111 under the 1933 Act, the Fund has sent by wire transfer to the Securities and Exchange Commission’s (the “Commission”) account at U.S. Bank the amount of $8,707.50 in payment of the required registration fee.

The Fund and the underwriter for the Shares expect to submit in writing at the appropriate time to the Staff of the Commission a request for the acceleration of effectiveness of the Registration Statement.

We request that the Staff review the Registration Statement as promptly as possible and transmit comments, if any, at its earliest possible convenience.  At such time as the Fund responds to comments, it will file the remaining exhibits required by Form N-2, to the extent not filed as part of this filing.

The Fund has received an exemptive order under Section 19(b) of the 1940 Act permitting it to make periodic distributions of long-term capital gains with respect to its common stock as frequently as monthly in any one taxable year, and as frequently as distributions are specified by or in accordance with the terms of any outstanding preferred stock as the Fund may issue.

Should members of the Staff have any questions or comments concerning the Registration Statement, please call the undersigned at (212) 728-8510.

Sincerely,

/s/ Anthony Geron
Anthony Geron

Enclosures

cc:          Lucia Sitar, Aberdeen Asset Management Inc.

               Rose F. DiMartino, Willkie Farr & Gallagher LLP

NEW YORK WASHINGTON PARIS LONDON MILAN ROME FRANKFURT BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh